Share-Based Compensation - Summary Of Assumptions Used For Fair Values Of The Restricted Shares Estimated On The Grant Date (Detail) - Restricted Stock Units (RSUs) [Member] - ¥ / shares		12 Months Ended
	Dec. 03, 2018	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weight average cost of capital ("WACC")	15.00%
Fair value of each restricted share	¥ 13.80
Measurement Input, Discount for Lack of Marketability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount for lack of marketability ("DLOM")	12.00%	12.00%